Note 4 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]

4. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2015, the FASB issued an ASU which requires that debt issuance costs be presented in the balance sheet as a direct reduction to the carrying amount of the associated debt liability, consistent with debt discounts. Currently debt issuance costs are recognized as an asset. The ASU is effective for the Company in the first quarter of 2016 and is required to be applied retrospectively. Early adoption is permitted. The Company does not expect the adoption of this standard to have material impact on its financial position.

In February 2015, the FASB issued the ASU 2015-02, Consolidation, Amendments to the Consolidation Analysis, which amends the criteria for determining which entities are considered Variable Interest Entities, amends the criteria for determining if a service provider possesses a variable interest in a Variable Interest Entity and ends the deferral granted to investment companies for application of the Variable Interest Entities consolidation model. The ASU is effective for interim and annual periods beginning after December 15, 2015. Early application is permitted. The adoption of this ASU is not expected to have a material impact on the Company’s financial statements.

In January 2015, the FASB issued ASU 2015-01, Income Statement, Extraordinary and Unusual Items. This standard eliminates the concept of extraordinary and unusual items from U.S. GAAP. The new standard is effective for annual and interim periods after December 15, 2015. Early adoption is permitted. The adoption of the new standard is not expected to have a material impact on Company’s financial statements.

In November 2014, the FASB issued ASU 2014-16, Determining Whether the Host Contract in a Hybrid Financial Instrument Is More Akin to Debt or to Equity. This update has an objective to eliminate the use of different methods in practice and thereby reduce existing diversity under US GAAP in the accounting for hybrid financial instruments issued in the form of a share. The new standard is effective for fiscal years beginning after December 15, 2015. Early adoption is permitted. The adoption of the new standard is not expected to have a material impact on Company’s financial statements.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements-Going Concern: Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern. This standard requires management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. Before this new standard, no accounting guidance existed for management on when and how to assess or disclose going concern uncertainties. The amendments are effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The adoption of the new standard is not expected to have a material impact on Company’s financial statements.

In June 2014, the FASB issued ASU No. 2014-12, Accounting for Share-Based Payments When the Terms of an Award Allow a Performance Target to Be Achieved after the Requisite Service Period. Entities commonly issue share -based payment awards that require a specific performance target to be achieved in order for employees to become eligible to vest in the awards. Examples of performance targets include an entity attaining a specified profitability metric or selling shares in an initial public offering. Generally, an award with a performance target also requires an employee to render service until the performance target is achieved. In some cases, however, the terms of an award may provide that the performance target could be achieved after an employee completes the requisite service period. That is, the employee would be eligible to vest in the award regardless of whether the employee is rendering service on the date the performance target is achieved. This update has an objective to resolve the diverse accounting treatment of those awards in practice. The new standard is effective for annual periods and interim periods beginning after December 15, 2015. Early adoption is permitted. The adoption of the new standard is not expected to have a material impact on Company’s financial statements.

In June 2014, the FASB issued ASU No. 2014-11Transfers and Servicing: Repurchase Agreements and Similar Transactions. Repurchase-to-maturity transactions are generally accounted for as sales with forward agreements under current accounting, whereas typical repurchase agreements that settle before the maturity of the transferred financial asset are accounted for as secured borrowings. The amendments in this update change the accounting for repurchase-to-maturity transactions and linked repurchase financings to secured borrowing accounting, which is consistent with the accounting for other repurchase agreements. The amendments also require two new disclosures. The accounting changes in this update are effective for public business entities for the first interim or annual period beginning after December 15, 2014. The adoption of this ASU is not expected to have a material impact on the Company’s financial statements.

In May 2014, The FASB issued ASU 2014-09, Revenue from Contracts with Customers, clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2016. Early adoption is not permitted. In April 2015, the FASB proposed a deferral of the effective date of this ASU by one year, but permits entities to adopt one year earlier if they choose. The proposal to defer the effective date is currently not approved. The adoption of the new standard is not expected to have a material impact on Company’s financial statements.

In April 2014, the FASB issued ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity changing the presentation of discontinued operations on the statements of income and other requirements for reporting discontinued operations. Under the new standard, a disposal of a component or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the component meets the criteria to be classified as held-for-sale or is disposed. The amendments in this update also require additional disclosures about discontinued operations and disposal of an individually significant component of an entity that does not qualify for discontinued operations. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2014. The adoption of the new standard is not expected to have a material impact on Company’s financial statements.